Employee Defined Contribution Plan - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 China [Member] USD ($)	Dec. 31, 2014 China [Member] CNY	Dec. 31, 2013 China [Member] CNY	Dec. 31, 2012 China [Member] CNY	Dec. 31, 2014 SINGAPORE CNY	Dec. 31, 2013 SINGAPORE CNY	Dec. 31, 2012 SINGAPORE CNY
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Contributions to defined contribution plans	$ 2,061	12,789	30,252	12,189		106	108